Property and Equipment, Net - Schedule of Property and Equipment, net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Property and Equipment, Net [Abstract]
Building	$ 565,000		$ 565,000
Leasehold improvements	1,009,886		1,009,886
Motor vehicles	2,051,267		1,435,700
Furniture, fixtures and equipment			60,400
Equipment for leasing	9,281,580		14,510,730
Less: accumulated depreciation	(5,941,080)		(8,695,481)
Property and equipment, net	$ 6,966,653	$ 895,606	$ 8,886,235